NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Within operating activities			¥ 323
Within financing activities	(51)	366	1,024
Total cash outflow for leases	$ (51)	¥ (366)	¥ (1,347)